Risk/Return Detail Data - FidelityHealthyFutureFund-AMCIZPRO	Jun. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Healthy Future Fund /Fidelity Advisor® Healthy Future Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Healthy Future Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2024
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from May 24, 2022 to April 30, 2023, the fund's portfolio turnover rate was 68% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	68.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	• Normally investing at least 80% of its assets in equity securities of companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to: (i) extend and/or improve life expectancy, enhance health and wellness in people's lives, and/or (ii) mitigate environmental impacts affecting health and wellness, in each case through the products, services, or technology they provide. Such companies include those that (i) attribute 50% or more of their revenues to products focused on disease treatment, health care access, nutrition, fitness and wearables, clean emissions, dwelling-related property and casualty insurance, life and health insurance, or retirement financial security, or (ii) with respect to seeking to mitigate environmental impacts, those that are contained in the MSCI World Health & Wellness Select Index. Investing in securities of domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Sustainability Risk. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Management Risk. The Adviser's application of the fund's strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies . In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | Fidelity Advisor Healthy Future Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	8.66%
Total annual operating expenses	9.34%
Fee waiver and/or expense reimbursement	8.44%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%
1 year	$ 92
3 years	1,703
5 years	3,456
10 years	7,215
1 Year	92
3 Years	1,703
5 Years	3,456
10 Years	$ 7,215
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | Fidelity Advisor Healthy Future Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	8.80%
Total annual operating expenses	9.48%
Fee waiver and/or expense reimbursement	8.43%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%
1 year	$ 107
3 years	1,742
5 years	3,511
10 years	7,285
1 Year	107
3 Years	1,742
5 Years	3,511
10 Years	$ 7,285
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | Fidelity Advisor Healthy Future Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	8.99%
Total annual operating expenses	10.17%
Fee waiver and/or expense reimbursement	8.62%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.55%
1 year	$ 502
3 years	2,189
5 years	3,974
10 years	7,689
1 Year	502
3 Years	2,189
5 Years	3,974
10 Years	$ 7,689
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | Fidelity Advisor Healthy Future Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	8.85%
Total annual operating expenses	9.78%
Fee waiver and/or expense reimbursement	8.48%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.30%
1 year	$ 700
3 years	2,288
5 years	3,988
10 years	7,577
1 Year	700
3 Years	2,288
5 Years	3,988
10 Years	$ 7,577
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | Fidelity Advisor Healthy Future Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	8.80%
Total annual operating expenses	10.48%
Fee waiver and/or expense reimbursement	8.43%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	2.05%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 308
3 years	2,008
5 years	3,886
10 years	7,666
1 Year	208
3 Years	2,008
5 Years	3,886
10 Years	$ 7,666

[1]	A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2024 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[2]	A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[3]	B On Class C shares redeemed less than one year after purchase.